CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Tax effect available-for-sale investments	$ 351	$ (113)	$ 113
Tax effect cash flow hedges	$ 370	$ 0	$ 0